Long-term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) - Ci2i Services, INC [Member] - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest expense			$ 1,421	$ 1,912	$ 3,823	$ 3,782
Note Payable – Swarn Singh [Member]
Note payable to related parties	$ 20,000	$ 25,000
Debt annual interest rate	15.00%	15.00%
Debt monthly interest rate	1.25%	1.25%
Interest expense			3,724
Acrrued interest			$ 3,724
Debt maturity date			Dec. 31, 2018